CABLEVISION SYSTEMS CORPORATION AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	Total	CSC Holdings [Member]	Common Stock [Member] CSC Holdings [Member]	Paid-in Capital [Member]	Paid-in Capital [Member] CSC Holdings [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] CSC Holdings [Member]	Senior Notes due from Cablevision [Member] CSC Holdings [Member]	Treasury Stock [Member]	Other Member's Equity [Member] CSC Holdings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] CSC Holdings [Member]	Total Stockholders'/Member's Deficiency [Member]	Total Stockholders'/Member's Deficiency [Member] CSC Holdings [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] CSC Holdings [Member]	Comprehensive Income [Member]	Comprehensive Income [Member] CSC Holdings [Member]	CNYG Class A [Member] Common Stock [Member]	CNYG Class B [Member] Common Stock [Member]
Balance at Dec. 31, 2007	$ (5,116,999)	$ (3,450,466)	$ 116	$ 112,690	$ 164,620	$ (4,807,222)	$ (3,618,630)	$ 0	$ (429,084)	$ 0	$ 2,857	$ 2,857	$ (5,117,570)	$ (3,451,037)	$ 571	$ 571			$ 2,556	$ 633
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	(228,064)	(136,275)	0	0	0	(228,064)	(136,275)	0	0	0	0	0	(228,064)	(136,275)	0	0	(228,064)	(136,275)	0	0
Net income (loss) attributable to noncontrolling interests	1,031	1,031	0	0	0	0	0	0	0	0	0	0	0	0	1,031	1,031	1,031	1,031	0	0
Net loss attributable to redeemable noncontrolling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(9,139)	(9,139)	0	0
Pension and post-retirement plan liability adjustments, net of taxes	(37,882)	(37,882)	0	0	0	0	0	0	0	0	(37,882)	(37,882)	(37,882)	(37,882)	0	0	(37,882)	(37,882)	0	0
Comprehensive income (loss)																	(274,054)	(182,265)
Proceeds from exercise of options and issuance of restricted shares	8,286			8,254		0			0		0		8,286		0				32	0
Recognition of equity-based stock compensation arrangements	59,870	59,870	0	59,870	59,870	0	0	0	0	0	0	0	59,870	59,870	0	0			0	0
Treasury stock acquired from forfeiture and acquisition of restricted shares	(4,242)			0		0			(4,242)		0		(4,242)		0				0	0
Conversion of CNYG Class B common stock to CNYG Class A common stock	0			0		0			0		0		0		0				84	(84)
Dividends on CNYG Class A and CNYG Class B common stock	(61,913)			(61,913)		0			0		0		(61,913)		0				0	0
Distributions to Cablevision		(52,076)			(52,076)		0	0		0		0		(52,076)		0
Contributions from Cablevision		3,209	0		3,209		0	0		0		0		3,209		0
Contribution of notes due from Cablevision		0	12		649,988		0	(650,000)		0		0		0		0
Accretion of discount on notes due from Cablevision		(3,115)	0		0		0	(3,115)		0		0		(3,115)		0
Adjustments to noncontrolling interests	12,255	12,255	0	13,524	13,524	0	0	0	0	0	0	0	13,524	13,524	(1,269)	(1,269)			0	0
Balance at Dec. 31, 2008	(5,367,658)	(3,603,449)	128	132,425	839,135	(5,035,286)	(3,754,905)	(653,115)	(433,326)	0	(35,025)	(35,025)	(5,367,991)	(3,603,782)	333	333			2,672	549
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	21,217	48,396
Balance at Mar. 31, 2009
Balance at Dec. 31, 2008	(5,367,658)	(3,603,449)	128	132,425	839,135	(5,035,286)	(3,754,905)	(653,115)	(433,326)	0	(35,025)	(35,025)	(5,367,991)	(3,603,782)	333	333			2,672	549
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	285,572	391,223	0	0	0	285,572	391,223	0	0	0	0	0	285,572	391,223	0	0	285,572	391,223	0	0
Net income (loss) attributable to noncontrolling interests	761	761	0	0	0	0	0	0	0	0	0	0	0	0	761	761	761	761	0	0
Net loss attributable to redeemable noncontrolling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,034)	(1,034)	0	0
Pension and post-retirement plan liability adjustments, net of taxes	(14,735)	(14,735)	0	0	0	0	0	0	0	0	(14,735)	(14,735)	(14,735)	(14,735)	0	0	(14,735)	(14,735)	0	0
Comprehensive income (loss)																	270,564	376,215
Proceeds from exercise of options and issuance of restricted shares	16,355			16,291		0			0		0		16,355		0				64	0
Recognition of equity-based stock compensation arrangements	65,311	64,660	0	65,311	64,660	0	0	0	0	0	0	0	65,311	64,660	0	0			0	0
Treasury stock acquired from forfeiture and acquisition of restricted shares	(16,175)			6		0			(16,181)		0		(16,175)		0				0	0
Conversion of CNYG Class B common stock to CNYG Class A common stock	0			0		0			0		0		0		0				5	(5)
Dividends on CNYG Class A and CNYG Class B common stock	(123,095)			(123,095)		0			0		0		(123,095)		0				0	0
Distributions to Cablevision		(790,082)	0		(790,082)		0	0		0		0		(790,082)		0
Contributions from Cablevision		871,597	16		871,581		0	0		0		0		871,597		0
Accretion of discount on notes due from Cablevision		(7,836)	0		0		0	(7,836)		0		0		(7,836)		0
Adjustments to noncontrolling interests	(1,770)	(1,770)	0	(1,197)	(1,197)	0	0	0	0	0	0	0	(1,197)	(1,197)	(573)	(573)			0	0
Change in legal structure (see Note 1)		0	(144)		(984,097)		0	0		984,241		0		0		0
Balance at Dec. 31, 2009	(5,155,434)	(3,089,631)	0	89,741	0	(4,749,714)	(3,363,682)	(660,951)	(449,507)	984,241	(49,760)	(49,760)	(5,155,955)	(3,090,152)	521	521			2,741	544
Balance at Sep. 30, 2009
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	78,405	110,696
Balance at Dec. 31, 2009	(5,155,434)	(3,089,631)
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	74,160	110,835
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009	(5,155,434)	(3,089,631)	0	89,741	0	(4,749,714)	(3,363,682)	(660,951)	(449,507)	984,241	(49,760)	(49,760)	(5,155,955)	(3,090,152)	521	521			2,741	544
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	360,948	574,277	0	0	0	360,948	574,277	0	0	0	0	0	360,948	574,277	0	0	360,948	574,277	0	0
Net income (loss) attributable to noncontrolling interests	1,249	1,249	0	0	0	0	0	0	0	0	0	0	0	0	1,249	1,249	1,249	1,249	0	0
Net loss attributable to redeemable noncontrolling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(600)	(600)	0	0
Pension and post-retirement plan liability adjustments, net of taxes	14,812	14,812	0	0	0	0	0	0	0	0	14,812	14,812	14,812	14,812	0	0	14,812	14,812	0	0
Comprehensive income (loss)																	376,409	589,738
Proceeds from exercise of options and issuance of restricted shares	21,788			21,736		0			0		0		21,788		0				52	0
Recognition of equity-based stock compensation arrangements	60,151	60,151	0	60,151	0	0	0	0	0	60,151	0	0	60,151	60,151	0	0			0	0
Treasury stock acquired from forfeiture and acquisition of restricted shares	(22,542)			4		0			(22,546)		0		(22,542)		0				0	0
Treasury stock acquired through share repurchase program	(316,513)			0		0			(316,513)		0		(316,513)		0				0	0
Conversion of CNYG Class B common stock to CNYG Class A common stock	0			0		0			0		0		0		0				3	(3)
Dividends on CNYG Class A and CNYG Class B common stock	(143,799)			(68,048)		(75,751)			0		0		(143,799)		0				0	0
Distributions to Cablevision		(556,272)	0		0		(450,115)	0		(106,157)		0		(556,272)		0
Accretion of discount on notes due from Cablevision		(3,131)	0		0		0	(3,131)		0		0		(3,131)		0
Distribution of Madison Square Garden	(1,115,873)	(1,115,873)	0	(98,514)	0	(1,028,982)	(134,869)	0	0	(992,627)	11,623	11,623	(1,115,873)	(1,115,873)	0	0			0	0
Impact of exchange of notes due to Newsday Holdings LLC/due from Cablevision, net of tax effects	496	(33,626)	0	1,285	0	(789)	(209)	(89,635)	0	56,218	0	0	496	(33,626)	0	0			0	0
Adjustments to noncontrolling interests	(716)	(716)	0	110	0	(541)	(908)	0	0	477	0	0	(431)	(431)	(285)	(285)			0	0
Balance at Dec. 31, 2010	(6,295,433)	(4,148,760)	0	6,465	0	(5,494,829)	(3,375,506)	(753,717)	(788,566)	2,303	(23,325)	(23,325)	(6,296,918)	(4,150,245)	1,485	1,485			2,796	541
Balance at Sep. 30, 2010
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	113,863	152,115
Balance at Dec. 31, 2010	$ (6,295,433)	$ (4,148,760)